Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Sets Forth Activities in Accounts Receivable Reserve Accounts

The following table sets forth activities in our accounts receivable reserve accounts (in thousands):

	Balance at Beginning of Period	Provision	Amounts Charged Against Reserves	Balance at End of Period
Year ended December 31, 2010	$12,462	$14,021	$(6,102)	$20,381
Year ended December 31, 2011	$20,381	$23,614	$(19,418)	$24,577
Year ended December 31, 2012	$24,577	$43,731	$(31,912)	$36,396

Sets Forth Activities in Inventory Reserve Accounts

The following table sets forth activities in our inventory reserve accounts (in thousands):

	Balance at Beginning of Period	Provision	Amounts Charged Against Reserves	Balance at End of Period
Year ended December 31, 2010	$12,632	$6,269	$(6,593)	$12,308
Year ended December 31, 2011	$12,308	$6,144	$(4,843)	$13,609
Year ended December 31, 2012	$13,609	$13,587	$(5,374)	$21,822